Investments Accounted for Using the Equity Method - Fair Value of Interests in Listed Associates (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Carrying amount	¥ 160,732	¥ 154,004
SPD Bank [member]
Disclosure of associates [line items]
Carrying amount	102,102	95,858
Fair value	51,642	65,993
China Tower Corporation Limited (China Tower) [member]
Disclosure of associates [line items]
Carrying amount	49,790	48,738
Fair value	47,159	75,729
IFLYTEK Co., Ltd. ("IFLYTEK") [member]
Disclosure of associates [line items]
Carrying amount	2,290	2,275
Fair value	10,543	9,268
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Carrying amount	5,192	7,087
Fair value	¥ 4,502	¥ 6,432